Financial Income and Expenses - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Feb. 28, 2025	Aug. 31, 2024
Disclosure Of Detailed Information About Financial Income Expenses [Line Items]
Change in fair value of derivative warrant liabilities	€ 1,910	€ 1,081	€ 6,476
Par value per share				€ 0.25	€ 0.37	€ 1.24